Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-1

Deal Information

1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2016-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	3/16/2016

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2016-1

5. Collateral Summary	Collection Period, Begin:	6/1/2019
	Collection Period, End:	6/30/2019
6. Charge-Off and Delinquency Rates	Determination Date:	7/15/2019
	Distribution Date:	7/22/2019
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-1
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	13975NAA1	247,000,000.00	0.00	0.75000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2a	13975NAB9	105,000,000.00	0.00	1.50000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2b	13975NAH6	195,000,000.00	0.00	3.08288000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	13975NAC7	242,000,000.00	0.00	1.73000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	13975NAD5	85,660,000.00	4,299,679.56	1.98000000	4,299,679.56	7,094.47	4,306,774.03	0.00	0.00	0.00
B	13975NAE3	38,360,000.00	38,360,000.00	2.67000000	5,210,948.50	85,351.00	5,296,299.50	0.00	0.00	33,149,051.50
C	13975NAF0	38,360,000.00	38,360,000.00	3.34000000	0.00	106,768.67	106,768.67	0.00	0.00	38,360,000.00
D	13975NAG8	39,900,000.00	39,900,000.00	4.03000000	0.00	133,997.50	133,997.50	0.00	0.00	39,900,000.00
Deal Totals		991,280,000.00	120,919,679.56		9,510,628.06	333,211.64	9,843,839.70	0.00	0.00	111,409,051.50

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-1
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2a	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2b	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	50.19471819	50.19471819	0.08282127	50.27753946	0.00000000	0.00000000
B	1,000.00000000	135.84328728	2.22500000	138.06828728	0.00000000	864.15671272
C	1,000.00000000	0.00000000	2.78333342	2.78333342	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	3.35833333	3.35833333	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	121.98337459
Ending Aggregate Note Pool Factor:	112.38908432

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-1
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	6/20/2019	7/21/2019	Actual/360	N/A	N/A	0.75000000	0.75000000	0.00
A-2a	0.00	6/20/2019	7/21/2019	30/360	N/A	N/A	1.50000000	1.50000000	0.00
A-2b	0.00	6/20/2019	7/21/2019	Actual/360	2.38288000	0.70000000	N/A	3.08288000	0.00
A-3	0.00	6/20/2019	7/21/2019	30/360	N/A	N/A	1.73000000	1.73000000	0.00
A-4	4,299,679.56	6/20/2019	7/21/2019	30/360	N/A	N/A	1.98000000	1.98000000	7,094.47
B	38,360,000.00	6/20/2019	7/21/2019	30/360	N/A	N/A	2.67000000	2.67000000	85,351.00
C	38,360,000.00	6/20/2019	7/21/2019	30/360	N/A	N/A	3.34000000	3.34000000	106,768.67
D	39,900,000.00	6/20/2019	7/21/2019	30/360	N/A	N/A	4.03000000	4.03000000	133,997.50

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2a	0.00	0.00	0.00	0.00	0.00
A-2b	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	7,094.47	0.00	7,094.47	0.00
B	0.00	85,351.00	0.00	85,351.00	0.00
C	0.00	106,768.67	0.00	106,768.67	0.00
D	0.00	133,997.50	0.00	133,997.50	0.00
Deal Totals	0.00	333,211.64	0.00	333,211.64	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-1
4. Collections and Distributions

Collections
Receipts During the Period	9,656,751.75
Administrative Purchase Payments	232,000.10
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	469,162.25
Other Fees or Expenses Paid	0.00
Total Collections	10,357,914.10

Beginning Reserve Account Balance	5,114,999.99
Total Available Amount	15,472,914.09

Distributions
Total Available Amount	15,472,914.09
Basic Servicing Fee	157,926.75
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	7,094.47
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	85,351.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	106,768.67
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	133,997.50
Fourth Priority Principal Distributable Amount	0.00
To Reserve Account - Specified Reserve Account Balance	5,114,999.99
Noteholders' Regular Principal Distributable Amount	9,510,628.06
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	354,647.65

Supplemental Servicing Fees	107,642.70
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	23,400.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-1
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	64,704	19,582	18,892
	Aggregate Receivables Principal Balance	1,022,999,998.97	151,609,679.53	142,099,051.47
	Aggregate Receivables Face Amount	1,022,999,998.97	151,609,679.53	142,099,051.47
 There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	9.17000000	9.74155098	9.77207094	68.37	69.65	69.72	55.67	26.00	25.36

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.26%	1.28%	1.29%	1.41%	1.41%	1.24%	1.53%	1.39%	1.22%	1.18%	1.25%	1.29%	1.19%	1.55%	1.25%	1.39%	1.33%	1.27%	1.40%	1.15%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.29%	1.20%	1.05%	1.29%	1.16%	1.36%	1.25%	1.28%	1.25%	1.27%	1.30%	1.06%	1.22%	1.12%	1.05%	1.13%	1.05%	1.21%	1.19%	1.13%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	0.93%

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-1
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	146,854,365.50	78	233,136.91	2,988.93	1.9050%	18,892	392	2.0750%
Preceding	157,045,601.16	72	215,178.90	2,988.60	1.6442%	19,582	329	1.6801%
Next Preceding	168,306,566.58	107	485,811.60	4,540.30	3.4638%	20,334	336	1.6524%
Third Preceding	180,294,755.62	130	636,741.90	4,898.01	4.2380%	Three Month Average		1.8025%
Four Month Average					2.8128%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,022,999,998.97	38,435,676.51	3.7572%	31 - 60 days	1,271	11,898,281.30	8.3732%
The information contained in this report is defined or determined in a manner consistent with the prospectus for				61 - 90 days	324	2,941,866.17	2.0703%
Capital Auto Receivables Asset Trust 2016-1 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	67	534,182.48	0.3759%
				> 120 days	1	6,574.70	0.0046%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		681	6,693,498.85
				Current Period		39	330,944.53
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		55	291,616.29
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		665	6,732,827.09

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	5,114,999.99	5,114,999.99	0.00	0.00	0.00	5,114,999.99	5,114,999.99

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-1
8. Performance Tests

Event of Default	NO
Servicer Default	NO
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	31,719,998.97
Current Overcollateralization	30,689,999.97
Overcollateralization Target	30,689,999.97

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
61+ Delinquencies	0.01%	0.28%	0.38%	0.48%	0.62%	0.78%	0.85%	0.92%	1.01%	1.13%	1.30%	1.39%	1.09%	0.96%	1.15%	1.23%	1.22%	1.36%	1.53%	1.84%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	6.10%	6.10%	6.10%	6.10%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	10.40%	10.40%	10.40%	10.40%
61+ Delinquencies	1.48%	1.57%	1.85%	1.74%	1.60%	1.28%	1.48%	1.59%	1.69%	1.94%	1.95%	2.38%	2.24%	2.38%	2.48%	2.49%	2.30%	1.95%	1.91%	1.96%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%
61+ Delinquencies	2.45%
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2016-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2016-1 will perform in the future.